PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 42,262	$ 36,736
Additions, net	(18)	277
Transfer from construction work-in-progress	738	702
Acquisitions through business combinations		3,704
Transfer to assets held for sale	(9)
Disposals	(4,781)	(5)
Items recognized through OCI:
Change in fair value	2,878	(347)
Foreign exchange	(2,394)	2,578
Items recognized through net income:
Change in fair value	(103)	(41)
Depreciation	(1,262)	(1,342)
Ending balance	37,311	42,262
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,776	1,092
Additions, net	778	1,087
Transfer to property, plant and equipment	(738)	(702)
Acquisitions through business combinations		403
Disposals	(542)
Items recognized through OCI:
Change in fair value	218	(148)
Foreign exchange	(107)	62
Miscellaneous Profit (Loss) [Abstract]
Change in fair value		(18)
Construction in progress, ending balance	1,385	1,776
Total property, plant and equipment, at fair value	38,696	44,038
Decommissioning assets	88
Value transferred to non-controlling interests	25
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,591	25,139
Additions, net	4	1
Transfer from construction work-in-progress	82	117
Acquisitions through business combinations		0
Transfer to assets held for sale	0
Disposals	(174)	0
Items recognized through OCI:
Change in fair value	2,846	(417)
Foreign exchange	(1,687)	2,296
Items recognized through net income:
Change in fair value	(51)	(12)
Depreciation	(507)	(533)
Ending balance	27,104	26,591
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	221	212
Additions, net	115	129
Transfer to property, plant and equipment	(82)	(117)
Acquisitions through business combinations		0
Disposals	(1)
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(10)	(2)
Miscellaneous Profit (Loss) [Abstract]
Change in fair value		(1)
Construction in progress, ending balance	243	221
Total property, plant and equipment, at fair value	27,347	26,812
Right-of-use assets, not subject to revaluation	34	43
Land not subject to revaluation	200	217
Value transferred to non-controlling interest	3,529
Value transferred to non-controlling interests	538
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,172	4,875
Additions, net	31	47
Transfer from construction work-in-progress	246	268
Acquisitions through business combinations		2,164
Transfer to assets held for sale	0
Disposals	(2,705)	0
Items recognized through OCI:
Change in fair value	(4)	127
Foreign exchange	(222)	94
Items recognized through net income:
Change in fair value	(9)	(13)
Depreciation	(369)	(390)
Ending balance	4,140	7,172
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	803	497
Additions, net	216	590
Transfer to property, plant and equipment	(246)	(268)
Acquisitions through business combinations		80
Disposals	(148)
Items recognized through OCI:
Change in fair value	(15)	(112)
Foreign exchange	(64)	33
Miscellaneous Profit (Loss) [Abstract]
Change in fair value		(17)
Construction in progress, ending balance	546	803
Total property, plant and equipment, at fair value	4,686	7,975
Right-of-use assets, not subject to revaluation	119	143
Land not subject to revaluation	12	13
Utility-scale solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,302	6,481
Additions, net	(53)	229
Transfer from construction work-in-progress	410	316
Acquisitions through business combinations		1,540
Transfer to assets held for sale	0
Disposals	(1,863)	0
Items recognized through OCI:
Change in fair value	(65)	(18)
Foreign exchange	(466)	174
Items recognized through net income:
Change in fair value	(12)	(35)
Depreciation	(370)	(385)
Ending balance	5,883	8,302
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	741	380
Additions, net	393	358
Transfer to property, plant and equipment	(410)	(316)
Acquisitions through business combinations		323
Disposals	(390)
Items recognized through OCI:
Change in fair value	165	(36)
Foreign exchange	(33)	32
Miscellaneous Profit (Loss) [Abstract]
Change in fair value		0
Construction in progress, ending balance	466	741
Total property, plant and equipment, at fair value	6,349	9,043
Right-of-use assets, not subject to revaluation	126	277
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197	241
Additions, net	0	0
Transfer from construction work-in-progress	0	1
Acquisitions through business combinations		0
Transfer to assets held for sale	(9)
Disposals	(39)	(5)
Items recognized through OCI:
Change in fair value	101	(39)
Foreign exchange	(19)	14
Items recognized through net income:
Change in fair value	(31)	19
Depreciation	(16)	(34)
Ending balance	184	197
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	11	3
Additions, net	54	10
Transfer to property, plant and equipment	0	(1)
Acquisitions through business combinations		0
Disposals	(3)
Items recognized through OCI:
Change in fair value	68	0
Foreign exchange	0	(1)
Miscellaneous Profit (Loss) [Abstract]
Change in fair value		0
Construction in progress, ending balance	130	11
Total property, plant and equipment, at fair value	314	208
Right-of-use assets, not subject to revaluation	0	0
Land not subject to revaluation	1	1
Solar Segment
Miscellaneous Profit (Loss) [Abstract]
Land not subject to revaluation	$ 44	$ 58